RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2017
Receivables, net [Abstract]
Schedule of non-current receivables

	As of December 31,
	2017	2016

Receivables with related parties (Notes 26 and 14 (b))	126,859	103,525
Employee advances and loans	4,171	3,888
Advances to suppliers for the purchase of property, plant and equipment	27,734	7,077
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	3,252	283
Tax credits (1)	202,853	17,371
Others (1)	312,430	436

Receivables, net – Non-current	677,299	132,580

Schedule of current receivables

	As of December 31,
	2017	2016

Value added tax	149,021	13,027
Tax credits	77,887	32,430
Employee advances and loans	6,429	6,645
Advances to suppliers	44,239	3,223
Advances to suppliers with related parties (Note 26)	3	—
Expenses paid in advance	13,244	9,148
Government tax refunds on exports	32,522	2,599
Receivables with related parties (Note 26)	29,190	709
Others	9,638	12,039

Receivables, net – Current	362,173	79,820
(1) The increase in tax credits and other receivables corresponds mainly to the business acquisition included in note 3 (a).